Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - Rocket Lab USA, Inc. - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax liabilities:
Right of use asset	$ (6,954)	$ (6,978)
Depreciation and amortization	0	(43)
Unrealized gain	(757)	0
Total deferred tax liabilities	(7,711)	(7,021)
Net deferred tax assets	2,248	1,685
Deferred tax assets:
Accrued expenses	1,969	1,791
Inventories	353	0
Deferred revenue	5,503	2,150
Lease liability	7,426	6,462
Stock options	2,082	1,386
Warrants	519	162
Net operating losses	30,264	23,625
Tax credits	923	857
Other	4	67
Total deferred tax assets	49,043	36,500
Valuation allowance	(39,084)	(27,794)
Total deferred tax assets, net	$ 9,959	$ 8,706